HOT MADEN INTEREST (Tables)	12 Months Ended
Dec. 31, 2017
HOT MADEN INTEREST [abstract]
Summarized Financial Information in Associate

The following table summarizes the changes in the carrying amount of the Company’s Hot Maden interest:

In $000s	Year Ended December 31, 2017	Year Ended December 31, 2016
Beginning of Year	$ -	$ -
Acquisition of Investment in Associate (note 7)	190,714	-
Company’s share of net income (loss) of associate	(28)	-
Capital investment	584	-
Currency translation adjustments	(13,818)	-
End of Year	$ 177,452	$ -

Summarized financial information for the Company’s investment in associate, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Period Ended[1] December 31, 2017	Year Ended December 31, 2016
Revenue	$ -	$ -
Administration expenses	(113)	-
Other income	20	-
Total net (loss) income	(93)	-

Company’s share of net income (loss) of associate	$ (28)	$ -

1)	Financial results presented above pertain to the period beginning July 3, 2017, the date of acquisition, to December 31, 2017.

In $000s	December 31, 2017	December 31, 2016
Current Assets	$619	$ -
Non-current Assets	591,343	-
Total Assets	$ 591,962	$ -
Current Liabilities	456	-
Non-current Liabilities	-	-
Total Liabilities	$ 456	$ -
Net Assets	591,506	-
Company’s share of net assets of associate	$ 177,452	$ -